Nature of Operations	12 Months Ended
Dec. 31, 2021
Disclosure of expenses by nature [text block] [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Guardforce AI Co., Limited (“Guardforce”) is a company incorporated and domiciled in the Cayman Islands under the Cayman Islands Companies Act on April 20, 2018. The address of its registered office was 96 Vibhavadi Rangsit Road, Talad Bangkhen, Laksi, Bangkok 10210, Thailand, which has changed to 10 Anson Road, #28-01 International Plaza, Singapore 079903 since November 2021. Guardforce is controlled by Mr. Tu Jingyi (“Mr. Tu”) through Guardforce AI Technology Limited (“AI Technology”). The Company’s ordinary shares and warrants are listed under the symbol “GFAI” and “GFAIW”, respectively, on the Nasdaq Capital Market upon the completion of an initial public offering on September 28, 2021.

Guardforce AI Holding Limited (“AI Holdings”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on May 22, 2018. AI Holdings is a 100% owned subsidiary of Guardforce. AI Holdings is an investment holding company.

Guardforce AI Robots Limited (“AI Robots”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on May 22, 2018. AI Robots is a 100% owned subsidiary of Guardforce. AI Robots is an investment holding company.

Guardforce AI (Hong Kong) Co., Limited (“AI Hong Kong”) was incorporated in Hong Kong under the Hong Kong Companies’ Ordinance (Chapter 622), on May 30, 2018. AI Hong Kong is a 100% owned subsidiary of Guardforce. Beginning March 2020, AI Hong Kong commenced robotic AI solution business of selling and leasing robots.

Southern Ambition Limited (“Southern Ambition”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on August 3, 2018. Southern Ambition is a 100% owned subsidiary of AI Robots. Southern Ambition is an investment holding company.

Horizon Dragon Limited (“Horizon Dragon”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on July 3, 2018. Horizon Dragon is a 100% owned subsidiary of AI Holdings. Horizon Dragon is an investment holding company.

Guardforce AI Group Co., Limited (“AI Thailand”) was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on September 21, 2018 and has 100,000 ordinary plus preferred shares outstanding. 48,999 of the shares in AI Thailand are owned by Southern Ambition Limited, with one share being held by Horizon Dragon Limited, for an aggregate of 49,000 ordinary shares, or 49%, and 51,000 cumulative preferred shares are owned by two individuals of Thailand. The 49,000 ordinary shares with a value of approximately $16,000. The cumulative preferred shares are entitled to dividends of USD$0.03 per share when declared. The cumulative unpaid dividends of the preferred shares as of December 31, 2021 is approximately $1,700. Pursuant to article of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders. Southern Ambition is entitled to cast more than 95% of the votes at a general meeting of shareholders. No dividends were declared during the years ended December 31, 2021, 2020 and 2019.

Guardforce Cash Solutions Security Thailand Co., Limited (“GF Cash (CIT)”) was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on July 27, 1982 and has 3,857,144 outstanding shares. 3,799,544 ordinary shares and 21,599 preferred shares of the outstanding shares in GF Cash (CIT) (approximately 99.07% of the shares in GF Cash (CIT)) are owned by AI Thailand with one preferred share being held by Southern Ambition and 33,600 ordinary shares and 2,400 preferred shares (approximately 0.933% of the shares in GF Cash (CIT)) being held by Bangkok Bank Public Company Limited. Pursuant to the articles of association a shareholder may cast one vote per one share at a general meeting of shareholders. AI Thailand is entitled to cast 99.07% of the votes at a general meeting of shareholders. GF Cash (CIT)’s head office is located at No. 96 Vibhavadi-Rangsit Road, Talad Bang Khen Sub-District, Laksi District, Bangkok, Thailand. Beginning March 2020, GF Cash (CIT) commenced robotic AI solution business of selling and leasing of robots. No dividends were declared during the years ended December 31, 2021, 2020 and 2019.

97% of shares in GF Cash (CIT) are owned by AI Thailand and Southern Ambition, which were previously held by Guardforce TH Group Co., Ltd and Guardforce 3 Limited, with the same majority shareholder.

The reorganization of Guardforce and its subsidiaries (collectively referred to as the “Company) was completed on December 31, 2018. Pursuant to the reorganization, Guardforce became the holding company of the companies, which were under the common control of the controlling shareholder before and after the reorganization. Accordingly, the Company’s financial statements have been prepared on a consolidated basis by applying the predecessor value method as if the reorganization had been completed at the beginning of the earliest reporting period. The Company engages principally in providing cash management and handling services located in Thailand.

On March 25, 2021, the Company acquired 51% majority stake in information security consultants Handshake Networking Ltd (“Handshake”), a Hong Kong-based company specializing in penetration testing and forensics analysis in Hong Kong and the Asia Pacific region since 2004.

On November 1, 2021, the Company entered into a Transfer Agreement (the “Singapore Agreement”) to acquire 100% of the equity interests in Guardforce AI Singapore Pte. Ltd. (“AI Singapore”), a company incorporated in Singapore. Pursuant to the Agreement, AI Singapore became a wholly owned subsidiary of the Company. AI Singapore and Guardforce are ultimately controlled by Mr. Tu before and after the acquisition was completed. AI Singapore commenced robotic AI solution business of selling and leasing robots.

On November 18, 2021, the Company entered into a Transfer Agreement (the “Macau Agreement”) to acquire 100% of the equity interests in Macau GF Robotics Limited, a company incorporated in Macau (“Macau GF”). Pursuant to the Macau Agreement and upon the closing of the acquisition, Macau GF will become a wholly owned subsidiary of the Company. The acquisition was closed on February 9, 2022.

On November 18, 2021, the Company entered into another Transfer Agreement (the “Malaysia Agreement”) to acquire 100% of the equity interests in GF Robotics Malaysia Sdn. Bhd., a company incorporated in Malaysia (“Malaysia GF”). Pursuant to the Malaysia Agreement and upon the closing of the acquisition, Malaysia GF will become a wholly owned subsidiary of the Company. The acquisition was closed on January 20, 2022.

GFAI Robotics Group Co., Limited (“AI Robotics”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on December 6, 2021. AI Robotics is a 100% owned subsidiary of Guardforce. AI Robotics is an investment holding company.

The following diagram illustrates the Company’s legal entity ownership structure as of December 31, 2021:

Subsequent to December 31, 2021, the Company has included the following 100% owned subsidiaries of Guardforce through incorporations or business acquisitions:

GFAI Robot Service (Hong Kong) Limited (“AI HK”) was incorporated in Hong Kong under the Hong Kong Companies’ Ordinance (Chapter 622), on January 18, 2022. AI HK is an investment holding company.

Guardforce AI Robot Service (Shenzhen) Co., Limited (“AI Shenzhen”) was incorporated in the People’s Republic of China (“PRC”) on February 23, 2022. AI Shenzhen is an investment holding company.

GFAI Robotics Services LLC (“AI US”) was incorporated in the State of Delaware on February 28, 2022. AI US commenced robotic AI solution business of selling and leasing robots.

GFAI Robot Service (Australia) Pty Ltd. (“AI Australia”) was incorporated in Australia on February 28, 2022. AI Australia commenced robotic AI solution business of selling and leasing robots.

On March 11, 2022, the Company entered into a Sale and Purchase Agreement (the “Kewei Agreement”) with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in Shenzhen Keweien Robot Service Co., Ltd. and Guangzhou Kewei Robot Technology Co., Ltd. from Shenzhen Kewei. Both acquirees are PRC-based companies. The acquisition serves an integral role in the growth of the Company’s robotic AI solution business as a service (RaaS) business initiative. The acquisition was closed on March 22, 2022. The acquisition purchase price of $10,000,000 were paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%). On March 22, 2022, we issued 2,142,852 restricted Ordinary Shares to the sellers’ designated parties.